UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $199,758 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101     4981    92113 SH       Sole                        0        0    92113
ANHEUSER BUSCH COS INC         COM              035229103     5954   138585 SH       Sole                        0        0   138585
BANK OF AMERICA CORPORATION    COM              060505104     9376   203162 SH       Sole                        0        0   203162
BP PLC                         SPONSORED ADR    055622104     9162   142665 SH       Sole                        0        0   142665
BURLINGTON NORTHN SANTA FE C   COM              12189t104      756    10672 SH       Sole                        0        0    10672
CHEVRON CORP NEW               COM              166764100     5846   102981 SH       Sole                        0        0   102981
CHUBB CORP                     COM              171232101     5332    54605 SH       Sole                        0        0    54605
CISCO SYS INC                  COM              17275r102     5893   344232 SH       Sole                        0        0   344232
CITIGROUP INC                  COM              172967101     9982   205678 SH       Sole                        0        0   205678
COMCAST CORP NEW               CL A SPL         20030n200     8030   312555 SH       Sole                        0        0   312555
CONOCOPHILLIPS                 COM              20825c104     4290    73741 SH       Sole                        0        0    73741
EATON CORP                     COM              278058102     8809   131300 SH       Sole                        0        0   131300
EXXON MOBIL CORP               COM              30231g102     6556   116720 SH       Sole                        0        0   116720
FEDEX CORP                     COM              31428x106    10513   101685 SH       Sole                        0        0   101685
GANNETT INC                    COM              364730101     6908   114055 SH       Sole                        0        0   114055
GAP INC DEL                    COM              364760108     6283   356205 SH       Sole                        0        0   356205
GENERAL ELECTRIC CO            COM              369604103    10425   297438 SH       Sole                        0        0   297438
GLOBALSANTAFE CORP             SHS              g3930e101     2332    48438 SH       Sole                        0        0    48438
GOLDMAN SACHS GROUP INC        COM              38141g104      742     5811 SH       Sole                        0        0     5811
INTEL CORP                     COM              458140100     8140   326120 SH       Sole                        0        0   326120
IVAX CORP                      COM              465823102      202     6450 SH       Sole                        0        0     6450
JOHNSON & JOHNSON              COM              478160104     8165   135865 SH       Sole                        0        0   135865
JP MORGAN CHASE & CO           COM              46625h100    10929   275357 SH       Sole                        0        0   275357
KEYCORP NEW                    COM              493267108     1930    58618 SH       Sole                        0        0    58618
KRAFT FOODS INC                CL A             50075n104     8523   302555 SH       Sole                        0        0   302555
MICROSOFT CORP                 COM              594918104     8463   323617 SH       Sole                        0        0   323617
NOBLE CORPORATION              SHS              g65422100      810    11485 SH       Sole                        0        0    11485
NORFOLK SOUTHERN CORP          COM              655844108      209     4663 SH       Sole                        0        0     4663
PFIZER INC                     COM              717081103     4153   178081 SH       Sole                        0        0   178081
SMUCKER J M CO                 COM NEW          832696405     7595   172610 SH       Sole                        0        0   172610
SUNTRUST BKS INC               COM              867914103     5354    73590 SH       Sole                        0        0    73590
TRANSOCEAN INC                 ORD              g90078109     8491   121835 SH       Sole                        0        0   121835
WAL MART STORES INC            COM              931142103     4120    88030 SH       Sole                        0        0    88030
WELLS FARGO & CO NEW           COM              949746101      504     8014 SH       Sole                        0        0     8014